Investment Portfolioas of July 31, 2022 (Unaudited)
DWS Science and Technology Fund
	Shares	Value ($)

Common Stocks 95.5%
Communication Services 14.0%
Entertainment 1.5%
Activision Blizzard, Inc.	157,124	12,562,064
Spotify Technology SA*	31,753	3,588,724
		16,150,788
Interactive Media & Services 12.5%
Alphabet, Inc. “A”*	707,460	82,404,438
Baidu, Inc. (ADR)*	63,140	8,623,030
Match Group, Inc.*	98,155	7,195,743
Meta Platforms, Inc. “A”*	241,376	38,402,922
		136,626,133
Consumer Discretionary 8.5%
Internet & Direct Marketing Retail
Amazon.com, Inc.*	629,865	85,000,282
JD.com, Inc. (ADR)	131,245	7,809,077
		92,809,359
Financials 0.2%
Consumer Finance
SoFi Technologies, Inc.* (a)	392,419	2,476,164
Health Care 2.8%
Biotechnology 0.0%
ViaCyte, Inc. (b)	2,585	546
Life Sciences Tools & Services 1.9%
Danaher Corp.	18,722	5,456,901
Illumina, Inc.*	20,163	4,368,919
Thermo Fisher Scientific, Inc.	18,536	11,092,128
		20,917,948
Pharmaceuticals 0.9%
Eli Lilly & Co.	29,196	9,625,629
Industrials 2.8%
Aerospace & Defense 0.6%
BWX Technologies, Inc.	106,030	6,009,781
Industrial Conglomerates 0.6%
Honeywell International, Inc.	33,576	6,462,037
Professional Services 1.0%
Verisk Analytics, Inc.	59,900	11,395,975
Road & Rail 0.6%
Uber Technologies, Inc.*	267,187	6,265,535

Information Technology 67.2%
Communications Equipment 4.8%
Ciena Corp.*	289,911	14,959,408
F5, Inc.*	92,997	15,563,978
Lumentum Holdings, Inc.*	55,865	5,053,548
Motorola Solutions, Inc.	71,745	17,117,639
		52,694,573
IT Services 12.7%
Cloudflare, Inc. “A”*	71,437	3,594,710
EPAM Systems, Inc.*	25,805	9,012,396
Fidelity National Information Services, Inc.	125,013	12,771,328
Globant SA*	27,226	5,424,508
Mastercard, Inc. “A”	135,555	47,958,003
PayPal Holdings, Inc.*	105,436	9,123,377
Twilio, Inc. “A”*	44,476	3,771,565
Visa, Inc. “A”	221,815	47,049,180
		138,705,067
Semiconductors & Semiconductor Equipment 14.6%
Advanced Micro Devices, Inc.*	222,648	21,033,557
Analog Devices, Inc.	124,724	21,447,539
ASML Holding NV (Registered)	15,692	9,014,112
Broadcom, Inc.	30,538	16,352,488
Intel Corp.	104,200	3,783,502
MACOM Technology Solutions Holdings, Inc.*	166,626	9,654,310
Marvell Technology, Inc.	233,851	13,020,824
MKS Instruments, Inc.	135,730	16,043,286
NVIDIA Corp.	233,501	42,410,787
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	66,381	5,873,391
		158,633,796
Software 25.7%
Adobe, Inc.*	30,662	12,575,100
Aspen Technology, Inc.*	57,357	11,705,990
Atlassian Corp. PLC “A”*	18,407	3,852,953
Box, Inc. “A”*	262,772	7,473,236
Dynatrace, Inc.*	153,759	5,785,951
Five9, Inc.*	102,799	11,114,628
Fortinet, Inc.*	138,420	8,256,753
HashiCorp, Inc. “A”* (a)	60,743	2,201,326
Intuit, Inc.	39,926	18,213,043
Microsoft Corp.	358,874	100,750,287
Paylocity Holding Corp.*	50,648	10,429,943
Salesforce, Inc.*	131,519	24,202,126
ServiceNow, Inc.*	31,930	14,261,854
Splunk, Inc.*	82,978	8,622,244
Synopsys, Inc.*	80,352	29,529,360
Tenable Holdings, Inc.*	204,318	7,896,891
Workiva, Inc.*	55,014	3,603,417
		280,475,102
Technology Hardware, Storage & Peripherals 9.4%
Apple, Inc.	558,370	90,740,709
NetApp, Inc.	70,531	5,030,976
Super Micro Computer, Inc.*	115,639	6,245,662
		102,017,347
Total Common Stocks (Cost $526,348,239)		1,041,265,780

Other Investments 0.0%
Adams Capital Management III LP (1.2% limited partnership interest)* (c)	—	26,900
Adams Capital Management LP (3.6% limited partnership interest)* (c)	—	42,260
Geocapital IV, L.P. (2.9% limited partnership interest)* (c)	—	47,229
Total Other Investments (Cost $5,892,966)		116,389

Preferred Stocks 0.0%
Health Care
Biotechnology
ViaCyte, Inc., Series A (b)	4,853	1,025
ViaCyte, Inc., Series B (b)	4,557	962
ViaCyte, Inc., Series C (b)	772	163
Total Preferred Stocks (Cost $0)		2,150

Securities Lending Collateral 0.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.55% (d) (e) (Cost $4,796,019)	4,796,019	4,796,019

Cash Equivalents 4.3%
DWS Central Cash Management Government Fund, 1.62% (d) (Cost $47,174,743)	47,174,743	47,174,743

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $584,211,967)	100.2	1,093,355,081
Other Assets and Liabilities, Net	(0.2)	(2,407,472)
Net Assets	100.0	1,090,947,609
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended July 31, 2022 are as follows:
Value ($) at 10/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 7/31/2022	Value ($) at 7/31/2022
Securities Lending Collateral 0.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.55% (d) (e)
59,405,850	—	54,609,831 (f)	—	—	90,607	—	4,796,019	4,796,019
Cash Equivalents 4.3%
DWS Central Cash Management Government Fund, 1.62% (d)
3,887,023	175,543,796	132,256,076	—	—	142,079	—	47,174,743	47,174,743
63,292,873	175,543,796	186,865,907	—	—	232,686	—	51,970,762	51,970,762

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2022 amounted to $4,675,345, which is 0.4% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of
1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Adams Capital Management III LP**	October 1997 to April 2008	4,029,217	26,900	0.0
Adams Capital Management LP**	August 2000 to November 2000	1,863,749	42,260	0.0
Geocapital IV, L.P.**	April 1996 to March 2000	0	47,229	0.0
Total Restricted Securities		5,892,966	116,389	0.0

**	These securities represent venture capital funds.

(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended July 31, 2022.

ADR: American Depositary Receipt
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2022 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)
Communication Services	$152,776,921	$—	$—	$152,776,921
Consumer Discretionary	92,809,359	—	—	92,809,359
Financials	2,476,164	—	—	2,476,164
Health Care	30,543,577	—	546	30,544,123
Industrials	30,133,328	—	—	30,133,328
Information Technology	732,525,885	—	—	732,525,885
Other Investments (b)	—	—	—	116,389
Preferred Stocks	—	—	2,150	2,150
Short-Term Investments (a)	51,970,762	—	—	51,970,762
Total	$1,093,235,996	$—	$2,696	$1,093,355,081

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Investments measured at NAV as a practical expedient.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DSTF-PH3
R-080548-1 (1/23)